Average Annual Total Returns - FidelityCommodityStrategyFund-RetailPRO - FidelityCommodityStrategyFund-RetailPRO - Fidelity Commodity Strategy Fund	Sep. 29, 2023
Fidelity Commodity Strategy Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.03%
Past 5 years	5.51%
Since Inception	6.01%
Fidelity Commodity Strategy Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.58%)
Past 5 years	(0.33%)
Since Inception	0.72%
Fidelity Commodity Strategy Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.71%
Past 5 years	1.77%
Since Inception	2.40%
DJ010
Average Annual Return:
Past 1 year	16.09%
Past 5 years	6.44%
Since Inception	6.97%	[1]

[1]	AFrom May 30, 2017.